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March 5, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Special Tax-Exempt Series Trust
                  RiverSource Massachusetts Tax-Exempt Fund
                  RiverSource Michigan Tax-Exempt Fund
                  RiverSource Minnesota Tax-Exempt Fund
                  RiverSource New York Tax-Exempt Fund
                  RiverSource Ohio Tax-Exempt Fund
           Post-Effective Amendment No. 44
           File No. 33-5102/811-4647
           Accession Number: 0001068800-07-000517

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 44 (Amendment). This Amendment was filed electronically on February 27, 2007.

If you have any questions regarding this filing, please contact either Katina
A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.